November 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Olden Lane Trust Series 8
1940 Act File No.: 811-23043
1933 Act File No.: 333-217629

Dear Sir / Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 21, 2017.

Sincerely,

OLDEN LANE TRUST SERIES 8,
as Registrant

By: OLDEN LANE SECURITIES LLC,
as Depositor

By: /s/ Michel Serieyssol

Name: Michel Serieyssol

Title:   Chief Executive Officer

200 Forrestal Road. Princeton NJ 08540 | (609) 436-9595 | www.oldenlane.com